Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	633,206
Proposed Maximum Offering Price per Unit	36.87
Maximum Aggregate Offering Price	$ 23,346,305.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,224.12
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock, par value $0.001 per share ("Class A common stock") that become issuable under Guardian Pharmacy Services, Inc. 2024 Equity and Incentive Compensation Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Class A common stock. (2) The proposed maximum offering price per unit and the maximum aggregate offering price in Table 1 above are estimated solely for the purposes of determining the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant's Class A common stock on the New York Stock Exchange on April 30, 2026, which is a date within five business days prior to filing. (3) Represents 633,206 shares of the Registrant's Class A common stock issuable pursuant to the Plan.